Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgments, Estimates and Assumptions
Significant Accounting Judgments, Estimates and Assumptions

4.Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. In preparing these consolidated ﬁnancial statements, management exercises its best judgement based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the ﬁnancial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Assumptions and estimates relating to the Group’s ability to continue as a going concern are described in note 2.

Key estimates and judgements that have a signiﬁcant inﬂuence on the amounts recognized in the Group’s consolidated financial statements are described below:

Leases – Lease Term

The Group has lease agreements for rental properties with material renewal options. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to extend or terminate the lease. The Group considers all relevant factors that create an economic incentive for it to exercise the respective extension option. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects whether the Group is reasonably certain to exercise or not to exercise the option to extend or terminate the lease (e.g., more than insignificant penalty, construction of significant leasehold improvements or significant customization to the leased asset).

Leases – Incremental Borrowing Rate

The Group cannot readily determine the interest rate implicit in the majority of its leases, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBRs used by the Group are calculated based on the risk-free rate, individual country risk premiums of underlying country and credit spread. The weighted average IBR in 2023 is 5.12% (2022: 3.53%).

Investment in joint venture/ associate – Purchase Price Allocation

The Group holds 27.7% of Ionblox, Inc (“Ionblox”), described in detail in note 17. Management calculated the goodwill acquired during purchase by performing a purchase price allocation, allocating the total consideration between the fair value of the identified net assets acquired and the goodwill acquired upon purchase. Assessing the fair value of the identified net assets acquired requires significant judgement. Management concluded that the fair value of the technology portfolio and the brand value acquired significantly exceeded their carrying value.

Management used the Multi-Period Excess Earnings Method (MPEEM) for the valuation of the technology portfolio. The MPEEM estimates the fair value of an intangible asset as a residual value after deducting charges for all other assets. It is assumed that the Group holds only the intangible asset to be valued and leases all other assets necessary to operate the business. Contributory asset charges (CACs) reflect all return on and of the supporting assets and are deducted for the use of all other assets. The Remaining Useful Life for the technology portfolio was estimated to be 15 years at the point of purchase.

Management used the Relief-from-Royalty (RfR) method for valuation of the Ionblox brand. This method is based on the assumption that if the Group did not own the brand, it would be willing to enter a licensing agreement for the brand. As part of this hypothetical licensing transaction, the licensee would have to pay royalty fees to the licensor. The value of the brand can thus be estimated as the present value of all future royalty payments in a hypothetical licensing transaction. Management has applied a hypothetical royalty rate of 0.93% based on comparable industry peers. The remaining useful life for the brand asset was estimated to be 15 years at the point of purchase.

Investment in equity instrument

The Group purchased a non-controlling interest in a supplier to the Group (investment in equity instrument).

Management calculated the fair value of the equity instrument in accordance with IFRS 13 based on the residual interest in the identified net assets acquired upon purchase. Assessing the fair value of the identified net assets acquired requires significant judgement as the instrument is not quoted on an open market. As this is the case, management will assess all available information at the period end to determine the most appropriate fair value. Management has deemed the most appropriate method of valuation to be either the purchase price used by a third party during a recent market transaction close to the relevant period end, or if there is no appropriate transaction, an income approach using discounted cash flow analysis which assesses the fair value of the asset based on its expected future cash flow.

As there has been a recent market transaction close to the end of the financial year, Management has used this method to determine the fair value of the investment in equity instrument as of December 31, 2023.

Share-based Payments

An option pricing model (Black-Scholes) has been used for the determination of the fair value of awards. A simplified approach has been used in cases where share options have been deep in the money, so that the intrinsic value could serve as an approximation for the value of the option.

Performance-based Stock Options “PSO”

For the performance-based stock options, the service-based vesting condition is predetermined and does not require any assumptions or estimates. For the performance-based vesting condition management must estimate when the Group will earn its first dollar or any equivalent currency of revenue recognized in the Group’s consolidated financial statements directly from providing service to a customer by the operation of its own developed and certified aircraft by either the European Union Aviation Safety Agency or the Federal Aviation Administration and the customer has also paid for such services. This date is reassessed at every reporting date.

Warrants

The Group has issued warrants to issue Class A shares. The terms and conditions and financial impact of the issued warrants are described in note 24, with the exception of the Azul Warrants which are accounted for as a share-based payment and disclosed in note 22.

For each of the warrants disclosed in note 24 the Group assessed that the warrants have the characteristics of a derivative financial instrument. The warrants are accounted at inception as a financial liability at FVTPL, with the exception of the May 2023 Warrants.

At initial recognition the May 2023 Warrants had a positive fair value to Lilium, considering the expected prefunding to be received, the market conditions at date of initial recognition and the exercise price. The Group concluded that the instrument is accounted at inception as a financial asset at FVTPL. The investor, Aceville Pte. Limited (“Aceville”) is an affiliate of Tencent Holdings Limited (“Tencent”), a major shareholder of the Group, and so the issue of the financial asset is recognized as an equity contribution from Tencent in other capital reserves. During the period the prefunding was received in full, and the May 2023 Warrants are subsequently accounted for as a financial liability at FVTPL.

Valuation of Level 2 warrants

The Reorganization warrants consist of the Private Warrants and the Public Warrants. The Public Warrants trade on the NASDAQ stock exchange (ticker: LILMW). The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants. The Private Warrants are identical to the Public Warrants, except that the Private Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. Additionally, the Private Warrants will not be redeemable by Lilium so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by holders other than the initial purchaser or their permitted transferees, the Private Warrants will be redeemable by Lilium and exercisable by such holders on the same basis as the Public Warrants.

The Group has certain redemption rights depending on the share price of which one only relates to the Public Warrants, but given the other elements in the agreement, the Group has a certain economic incentive to call for redemption of all Warrants before a certain share price. Consequently, management has applied the same valuation to both the Private Warrants and Public Warrants. The Public Warrants are Level 1 and the Private Warrants are Level 2 in the fair value hierarchy.

Valuation of Level 3 warrants

The RDO & 2022 PIPE Warrants, May 2023 Warrants and 2023 PIPE Warrants are all Level 3 in the fair value hierarchy.

The fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing Lilium N.V. stock price as of the valuation date, expected stock price volatility, term, risk-free rate and dividend yield. The expected stock price volatility was based on Lilium N.V. implied volatilities calculated over a period matching the remaining life of these warrants. The term input is equal to the warrants’ remaining contractual term. The risk-free interest rate is based on interpolated US Dollar (“USD”) Secured Overnight Financing Rate (“SOFR”) swap rate for a maturity equal to the remaining life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Additionally, the May 2023 Warrants (issued to a related party as described in note 31) initially included the probability of the receipt of the Additional Funding Amount as an independent input factor. The Additional Funding Amount was received in July 2023, therefore this input factor is no longer required for subsequent measurements after July 2023.

Over-allotment option in Confidentially Marketed Public Offering (“CMPO”)

During the 2023 Public Offering as disclosed in note 21, the Company entered into an underwriting agreement for the purchase and sale of its Class A shares. The transaction includes an over-allotment option which grants the underwriter the right to purchase additional shares from the Company at a fixed price to cover any over-allotments at public offerings.

The Group has determined that the over-allotment option meets the criteria to be recognized at inception as a derivative financial liability. In accordance with IFRS 9, the Group classifies derivative financial liabilities at FVTPL.

The over-allotment option is recognized initially at fair value. The Level 3 fair value is determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing Lilium N.V. stock price as of initial recognition date, expected stock price volatility, term, risk-free rate and dividend yield. The expected stock price volatility was based on Lilium N.V. implied volatilities calculated over a period matching the remaining life of the option. The term input is equal to the option’s remaining term. The risk-free interest rate is based on interpolated USD SOFR swap rates for a maturity equal to the remaining life of the option. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Upon expiry of the over-allotment option, the carrying amount of the liability, after performing a last subsequent measurement, is derecognized against the profit or loss in line with the Group’s policy for financial liabilities.

Covid-19 Risks and Uncertainties, War in Ukraine and Geopolitical Conflicts

The Board is actively monitoring the impact on the Group from uncertainty regarding the consequences and lingering impact of the COVID-19 pandemic. The Group had implemented logistical and organizational changes to bolster the Group’s resilience to the COVID-19 pandemic. The extent that COVID-19 continues to impact our business, prospects and results of operations will depend on future developments, which are highly uncertain and cannot be predicted. However, based on the latest developments, the Group expects business operations to continue with minimal to no ongoing impact from the COVID-19 pandemic for the foreseeable future.

The Board is also actively monitoring the impact on the Group from the war in Ukraine. The Group does not and does not intend to have any operations in Ukraine, Belarus or Russia, or engage with direct suppliers located in Ukraine, Belarus or Russia. There is currently no direct impact on the Group from the war in Ukraine and sanctions imposed on Russia and Belarus as the Group does not have any operations or direct suppliers located in these jurisdictions.

Finally, the Board is also actively monitoring other geopolitical conflicts and tension, including the imposition of and changes in foreign investment, economic sanctions and trade control regulations that could adversely impact our business. There is currently no material impact on the Group’s operations from applicable foreign investment, economic sanctions and trade control regulations. However, the imposition of and changes in such regulations in the future could adversely impact our business. The Group continues to closely monitor the impact on general economic factors from the war in Ukraine, including the impact of inflation, changing interest rate environment, and the access to capital or debt at a favorable cost, as such puts pressure on the Group’s costs for employees, raw materials and other parts provided by suppliers.